SHAREHOLDERS' EQUITY - Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic and diluted net income/(loss) per share
Net income/(loss)	$ 914,302	$ 234,441	$ (693,351)
Net income/(loss) - basic	914,302	234,441	(693,351)
Net income/(loss) - diluted	$ 914,302	$ 234,441	$ (693,351)
Weighted average shares outstanding
Weighted average shares outstanding - Basic (in shares)	233,946	251,909	222,503
Dilutive impact of share-based compensation (in shares)	8,727	7,942
Weighted average shares outstanding - Diluted (in shares)	242,673	259,851	222,503
Net income/(loss) per share
Basic (in dollars per share)	$ 3.91	$ 0.93	$ (3.12)
Diluted (in dollars per share)	$ 3.77	$ 0.90	$ (3.12)